Description of Business and Organization (Details) - Schedule of fair value hierarchy of the valuation techniques - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities, available-for-sale	$ 3,345,650	$ 1,989,823	$ 4,532,296
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Marketable securities, available-for-sale	3,345,650	1,989,823
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable securities, available-for-sale
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable securities, available-for-sale